Risk and sensitivity analysis (Tables)	12 Months Ended
Dec. 31, 2023
Risk and sensitivity analysis
Schedule of sensitivity analysis to foreign exchange risk

	31 Dec 2023 $m		31 Dec 2022 $m
Change in local currency to $exchange rates	Decrease of 10%	Increase of 10%	Decrease of 10%	Increase of 10%
Profit after tax for the year	152	(124)	49	(40)
Shareholders’ equity	1,256	(1,028)	1,182	(967)

Schedule of sensitivity analysis to market risk

Base values	2023 $m	2022 $m
Profit (loss) after tax for the year from insurance segments	2,099	(494)
Group shareholders’ equity as at 31 Dec	17,823	16,731
CSM as at 31 Dec including JVs and associates	21,012	19,989

Insurance segments	31 Dec 2023 $m		31 Dec 2022 $m
Interest rates and consequential effects	Decrease of 0.5%	Increase of 1%	Decrease of 0.5%	Increase of 1%
Increase/(decrease) to shareholders’ equity and profit after tax:
Financial assets	6,815	(12,004)	5,873	(10,362)
Net insurance contract liabilities (including CSM)	(7,332)	12,191	(6,120)	10,295
Net effect on shareholders' equity and profit after taxnote	(328)	24	(127)	(165)
Increase/(decrease) to CSM liability:
CSM	358	(880)	220	(850)

Insurance segments	31 Dec 2023 $m		31 Dec 2022 $m
Equity/property market values	Decrease of 20%	Increase of 10%	Decrease of 20%	Increase of 10%
Increase/(decrease) to shareholders’ equity and profit after tax:
Financial assets	(13,359)	6,681	(11,884)	5,939
Net insurance contract liabilities (including CSM)	12,288	(6,254)	10,927	(5,571)
Net effect on shareholders' equity and profit after taxnote	(822)	327	(735)	283
Increase/(decrease) to CSM liability:
CSM	(1,392)	618	(1,303)	550

Schedule of sensitivity analysis to insurance risk

	2023 $m
	Net effect on shareholders’ equity
	and profit after tax		Net effect on CSM
	Gross of	Net of	Gross of	Net of
Sensitivity to insurance risk:	reinsurance	reinsurance	reinsurance	reinsurance
Maintenance expenses – 10% increase	(77)	(71)	(420)	(427)
Lapse rates – 10% increase	(88)	(76)	(1,363)	(1,496)
Mortality and morbidity – 5% increase	(131)	(96)	(638)	(261)

	2022 $m
	Net effect on shareholders’ equity
	and profit after tax		Net effect on CSM
	Gross of	Net of	Gross of	Net of
Sensitivity to insurance risk:	reinsurance	reinsurance	reinsurance	reinsurance
Maintenance expenses – 10% increase	(58)	(57)	(365)	(365)
Lapse rates – 10% increase	(78)	(70)	(1,179)	(1,274)
Mortality and morbidity – 5% increase	(88)	(79)	(548)	(217)